Balance Sheets (Unaudited) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Cash	$ 539	$ 1,937
TOTAL ASSETS	539	1,937
Accounts payable	82,220	100,631
Accounts payable - related party	123,420	477,282
Accrued interest - related party	326,355	295,644
Convertible notes payable - related party	418,975	402,675
Loans payable - related party	397,871	320,626
TOTAL LIABILITIES	1,348,841	1,596,858
Common stock, $0.001 par value, 100,000,000 authorized, 35,159,391 issued (2012: 27,610,326 issued)	35,159	27,610
Shares to be issued		63,250
Additional paid-in capital	10,835,044	8,159,402
Deficit accumulated during the development stage	(13,010,505)	(10,637,183)
TOTAL STOCKHOLDERS' DEFICIT	(1,348,302)	(1,594,921)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	539	1,937
Class A Convertible Preferred
Preferred Stock	792,000	792,000
Class B Preferred stock
Preferred Stock